Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Impaired Loans and Related Allowances (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans with an allowance recorded:
Loans With Related Allowance Recorded, Related Allowance	$ 3,778	$ 4,813
Total:
Impaired Loans, Recorded Investment	21,276	37,100
Impaired Loans, Unpaid Principal Balance	32,433	46,991
Impaired Loans, Related Allowance	3,778	4,813
Impaired Loans, Average Recorded Investment	30,765	45,350
Impaired Loans, Interest Income Recognized	494	946
1-4 Family [Member]
Loans with no related allowance recorded:
Loans With No Related Allowance Recorded, Recorded Investment	88	1,617
Loans With No Related Allowance Recorded, Unpaid Principal Balance	88	1,617
Loans With No Related Allowance Recorded, Related Allowance	0	0
Loans With No Related Allowance Recorded, Average Recorded Investment	1,304	2,973
Loans With No Related Allowance Recorded, Interest Income Recognized	2	66
Loans with an allowance recorded:
Loans With Related Allowance Recorded, Recorded Investment	1,800	3,070
Loans With Related Allowance Recorded, Unpaid Principal Balance	1,844	3,114
Loans With Related Allowance Recorded, Related Allowance	404	571
Loans With Related Allowance Recorded, Average Recorded Investment	2,417	3,638
Loans With Related Allowance Recorded, Interest Income Recognized	36	61
Total:
Impaired Loans, Recorded Investment	1,888	4,687
Impaired Loans, Unpaid Principal Balance	1,932	4,731
Impaired Loans, Related Allowance	404	571
Impaired Loans, Average Recorded Investment	3,721	6,611
Impaired Loans, Interest Income Recognized	38	127
Residential Developments [Member]
Loans with no related allowance recorded:
Loans With No Related Allowance Recorded, Recorded Investment	8,257	10,714
Loans With No Related Allowance Recorded, Unpaid Principal Balance	13,636	15,530
Loans With No Related Allowance Recorded, Related Allowance	0	0
Loans With No Related Allowance Recorded, Average Recorded Investment	9,122	10,744
Loans With No Related Allowance Recorded, Interest Income Recognized	81	386
Loans with an allowance recorded:
Loans With Related Allowance Recorded, Recorded Investment	7,994	14,061
Loans With Related Allowance Recorded, Unpaid Principal Balance	12,725	16,545
Loans With Related Allowance Recorded, Related Allowance	2,260	1,669
Loans With Related Allowance Recorded, Average Recorded Investment	12,414	14,514
Loans With Related Allowance Recorded, Interest Income Recognized	54	242
Total:
Impaired Loans, Recorded Investment	16,251	24,775
Impaired Loans, Unpaid Principal Balance	26,361	32,075
Impaired Loans, Related Allowance	2,260	1,669
Impaired Loans, Average Recorded Investment	21,536	25,258
Impaired Loans, Interest Income Recognized	135	628
Commercial Real Estate Other [Member]
Loans with no related allowance recorded:
Loans With No Related Allowance Recorded, Recorded Investment	52	640
Loans With No Related Allowance Recorded, Unpaid Principal Balance	52	640
Loans With No Related Allowance Recorded, Related Allowance	0	0
Loans With No Related Allowance Recorded, Average Recorded Investment	350	2,669
Loans With No Related Allowance Recorded, Interest Income Recognized	55	22
Loans with an allowance recorded:
Loans With Related Allowance Recorded, Recorded Investment	888	2,780
Loans With Related Allowance Recorded, Unpaid Principal Balance	888	3,133
Loans With Related Allowance Recorded, Related Allowance	143	921
Loans With Related Allowance Recorded, Average Recorded Investment	1,977	3,973
Loans With Related Allowance Recorded, Interest Income Recognized	202	10
Total:
Impaired Loans, Recorded Investment	940	3,420
Impaired Loans, Unpaid Principal Balance	940	3,773
Impaired Loans, Related Allowance	143	921
Impaired Loans, Average Recorded Investment	2,327	6,642
Impaired Loans, Interest Income Recognized	257	32
Consumer [Member]
Loans with no related allowance recorded:
Loans With No Related Allowance Recorded, Recorded Investment	487	393
Loans With No Related Allowance Recorded, Unpaid Principal Balance	491	400
Loans With No Related Allowance Recorded, Related Allowance	0	0
Loans With No Related Allowance Recorded, Average Recorded Investment	350	390
Loans With No Related Allowance Recorded, Interest Income Recognized	12	26
Loans with an allowance recorded:
Loans With Related Allowance Recorded, Recorded Investment	429	1,430
Loans With Related Allowance Recorded, Unpaid Principal Balance	429	1,430
Loans With Related Allowance Recorded, Related Allowance	382	537
Loans With Related Allowance Recorded, Average Recorded Investment	1,057	1,301
Loans With Related Allowance Recorded, Interest Income Recognized	14	85
Total:
Impaired Loans, Recorded Investment	916	1,823
Impaired Loans, Unpaid Principal Balance	920	1,830
Impaired Loans, Related Allowance	382	537
Impaired Loans, Average Recorded Investment	1,407	1,691
Impaired Loans, Interest Income Recognized	26	111
Construction Industry [Member]
Loans with no related allowance recorded:
Loans With No Related Allowance Recorded, Recorded Investment	93
Loans With No Related Allowance Recorded, Unpaid Principal Balance	296
Loans With No Related Allowance Recorded, Related Allowance	0
Loans With No Related Allowance Recorded, Average Recorded Investment	91
Loans With No Related Allowance Recorded, Interest Income Recognized	2
Loans with an allowance recorded:
Loans With Related Allowance Recorded, Recorded Investment	0
Loans With Related Allowance Recorded, Unpaid Principal Balance	0
Loans With Related Allowance Recorded, Related Allowance	0
Loans With Related Allowance Recorded, Average Recorded Investment	29
Loans With Related Allowance Recorded, Interest Income Recognized	0
Total:
Impaired Loans, Recorded Investment	93
Impaired Loans, Unpaid Principal Balance	296
Impaired Loans, Related Allowance	0
Impaired Loans, Average Recorded Investment	120
Impaired Loans, Interest Income Recognized	2
Commercial Business Other [Member]
Loans with no related allowance recorded:
Loans With No Related Allowance Recorded, Recorded Investment	0	34
Loans With No Related Allowance Recorded, Unpaid Principal Balance	0	534
Loans With No Related Allowance Recorded, Related Allowance	0	0
Loans With No Related Allowance Recorded, Average Recorded Investment	7	1,252
Loans With No Related Allowance Recorded, Interest Income Recognized	0	0
Loans with an allowance recorded:
Loans With Related Allowance Recorded, Recorded Investment	1,188	2,185
Loans With Related Allowance Recorded, Unpaid Principal Balance	1,984	2,936
Loans With Related Allowance Recorded, Related Allowance	589	1,053
Loans With Related Allowance Recorded, Average Recorded Investment	1,647	3,515
Loans With Related Allowance Recorded, Interest Income Recognized	36	48
Total:
Impaired Loans, Recorded Investment	1,188	2,219
Impaired Loans, Unpaid Principal Balance	1,984	3,470
Impaired Loans, Related Allowance	589	1,053
Impaired Loans, Average Recorded Investment	1,654	4,767
Impaired Loans, Interest Income Recognized	36	48
Construction Development [Member]
Loans with no related allowance recorded:
Loans With No Related Allowance Recorded, Recorded Investment		102
Loans With No Related Allowance Recorded, Unpaid Principal Balance		1,038
Loans With No Related Allowance Recorded, Related Allowance		0
Loans With No Related Allowance Recorded, Average Recorded Investment		235
Loans With No Related Allowance Recorded, Interest Income Recognized		0
Loans with an allowance recorded:
Loans With Related Allowance Recorded, Recorded Investment		74
Loans With Related Allowance Recorded, Unpaid Principal Balance		74
Loans With Related Allowance Recorded, Related Allowance		62
Loans With Related Allowance Recorded, Average Recorded Investment		146
Loans With Related Allowance Recorded, Interest Income Recognized		0
Total:
Impaired Loans, Recorded Investment		176
Impaired Loans, Unpaid Principal Balance		1,112
Impaired Loans, Related Allowance		62
Impaired Loans, Average Recorded Investment		381
Impaired Loans, Interest Income Recognized		$ 0